INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Income Tax Disclosure [Abstract]
Income tax statutory rate	21.00%	21.00%
Net operating loss carryforward	$ 90,000,000	$ 76,973,800
Operating loss carryforwards expiration	2030